Total
ALTSHARES EVENT-DRIVEN ETF
ALTSHARES EVENT-DRIVEN ETF
Investment Objective
AltShares Event-Driven ETF (the "Fund") seeks to achieve capital appreciation over a full market cycle with lower volatility than the broad equity market.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ALTSHARES EVENT-DRIVEN ETF AltShares Event-Driven ETF
Management Fee	1.25%
Distribution and/or Service (12b-1) Fees	none	[1]
Other Expenses – Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings	none	[2]
Acquired Fund Fees and Expenses	0.05%	[3]
Total Annual Fund Operating Expenses	1.30%
[1]	Pursuant to a Rule 12b-1 Distribution and Service Plan (the "Plan"), the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares.

Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your Shares, your costs would be:
Expense Example	One Year	Three Years	Five Years	10 Years
ALTSHARES EVENT-DRIVEN ETF | AltShares Event-Driven ETF | USD ($)	132	412	713	1,568

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. Transaction costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund had not yet commenced operations prior to the date of this Prospectus, it does not have a portfolio turnover rate to provide. The portfolio turnover rate of the predecessor mutual fund (as described below) for the fiscal year ended May 31, 2021 was 329%.

Principal Investment Strategies

To pursue its investment objective, the Fund employs a "long/short" event-driven strategy, which seeks to profit by investing, long and/or short, in the equity and debt securities of companies whose prices Water Island Capital, LLC (the "Adviser") believes are or will be impacted by a publicly announced or anticipated corporate event. The strategy may invest both long and short across industries/sectors, market capitalizations, and credit qualities, and it will invest internationally, seeking what the Adviser believes are the most favorable event opportunities across the globe. By focusing on event opportunities, the Adviser aims to generate a return profile that is more correlated to the outcomes of each idiosyncratic event rather than the overall direction of broader equity and credit markets.

Corporate events may take the form of "hard" catalysts or "soft" catalysts.

?  Hard Catalysts. Investment opportunities predicated on hard catalysts tend to be characterized by more definitive outcomes, shorter timelines, and lower levels of volatility. The most common example of a hard catalyst is definitive, publicly announced mergers and acquisitions ("M&A") whereby a legally binding merger agreement is in place, but hard catalysts may also take other forms including, but not limited to, Dutch tenders (whereby an offer is made to purchase securities within a given price range through an auction structure, wherein shareholders are invited to sell shares over a specific time period by specifying the lowest price within the range that they will accept), initial public offerings ("IPOs") of special purpose acquisition companies ("SPACs"), yield-to-call opportunities (whereby a company or other entity's callable bonds are purchased and held until the next anticipated call date, at which point they may be redeemed prior to maturity), and spin-offs (pre-completion). Investment opportunities predicated on soft catalysts tend to be characterized by less certain outcomes, longer timelines, and greater levels of risk – though also commensurate greater potential reward.

?  Soft Catalysts. Examples of soft catalysts include a broad range of events spurred by company-specific, industry-wide, or broad economic conditions such as speculated M&A (whereby certain M&A are anticipated, rumored or in negotiations but are not yet definitive), asset sales, spin-offs (post-completion) (whereby a company has announced its intent to separate its business into two or more separately traded independent entities, which may be able to unlock more shareholder value on a standalone rather than combined basis), private investments in public equity (PIPEs) of SPACs, de-SPAC processes, turnaround plans, management changes, activist campaigns, transformational M&A (post-completion), corporate levering/de-levering, credit refinancings, recapitalizations, restructurings, and other corporate reorganizations and re-rating opportunities.

The Fund will invest in both hard and soft catalysts without bias as to a company's capital structure, allowing the Fund to position its investments in both equity and credit instruments, selecting whichever security the Adviser believes offers the greatest reward-to-risk ratio for a given event opportunity. The Adviser will focus on two core approaches to event-driven investing – merger arbitrage and special situations – though may also engage in other types of arbitrage trades, such as convertible arbitrage and capital structure arbitrage.

The Adviser generally engages in active and frequent trading of portfolio securities to achieve the Fund's principal investment objective. The Adviser generally seeks to maintain a fully invested portfolio; however, for various reasons, there may be times when the Fund may hold a significant portion of its assets in cash or cash equivalents, including money market funds, money market instruments such as Treasury bills, and other short-term or temporary investments. Such instances may occur for defensive purposes in response to adverse market, economic, political, or other conditions; to preserve the Fund's ability to capitalize quickly on new market opportunities; because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments; or for other reasons, such as after a period in which several catalysts held by the Fund close in a similar timeframe, yet before capital is redeployed to other opportunities.

In addition, the Fund will hold a higher percentage of its assets in long positions (i.e., the Fund will be "net long"). The Fund's net long exposure may exceed 100% of the Fund's net assets.

The Fund may maintain long and short positions through the use of derivative instruments, including swap agreements, options, futures, and forward contracts, without investing directly in the underlying asset. The Fund may use derivative instruments to attempt to both increase the return of the Fund and hedge (protect) the value of the Fund's assets. Investments in derivative instruments may have the economic effect of creating financial leverage in the Fund's portfolio because such investments may give rise to exposures that exceed the Fund's total assets and may result in losses that exceed the amount the Fund invested. Financial leverage will magnify, sometimes significantly, the Fund's exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund's portfolio. The Fund may invest in convertible and non-convertible debt securities, including high yield debt securities, also known as "junk bonds."

The Fund is not limited with respect to issuer, geography, market capitalization, credit quality, sector or industry. The Fund is non-diversified, which means that it may invest a greater portion of its assets in one or a limited number of issuers and may invest overall in a smaller number of issuers than a diversified fund.

Principal Risks

As with all funds, investing in the Fund entails risks that could cause the Fund and the Fund's investors to lose money. The principal risks of investing in the Fund are as follows:

Event-Driven Risk: Event-driven investments involve the risk that certain of the events driving the investment may not happen or the market may react differently than expected to the anticipated transaction. In addition, although an event may occur or is announced, it may be renegotiated, terminated, or involve a longer time frame than originally contemplated. Event-driven investment transactions are also subject to the risk of overall market movements. Any one of these risks could cause the Fund to experience investment losses, impacting its shares negatively.

Merger Arbitrage Risk: The principal risk associated with the Fund's merger arbitrage investment strategy is that the proposed corporate reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may realize losses.

Special Situations Risk: The Fund may seek to benefit from "special situations," such as mergers, acquisitions, consolidations, bankruptcies, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. Investing in special situations carries the risk that certain of such situations may not happen as anticipated or the market may react differently than expected to such situations. The securities of companies involved in special situations may be more volatile than other securities, may at times be illiquid, or may be difficult to value. Certain special situations carry the additional risks inherent in difficult corporate transitions and the securities of such companies may be more likely to lose value than the securities of more stable companies.

ETF Risk: As an ETF, the Fund is subject to the following risks:

Premium-Discount Risk: Shares may trade above or below their NAV. Accordingly, investors may pay more than net asset value ("NAV") when purchasing Shares or receive less than NAV when selling Shares.

Secondary Market Trading Risk: Investors buying or selling Shares in the secondary market may pay bid-ask spreads, brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell Shares. There can be no assurance that an active or liquid trading market for Shares will develop or be maintained or that the Shares will continue to be listed. In addition, trading in Shares on the Exchange may be halted.

Cash Transactions Risk: The Fund may effect redemptions partly or wholly for cash, rather than through in-kind distributions of securities. Accordingly, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and it may recognize gains on sales of portfolio holdings. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects redemptions in-kind. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund redeemed its shares principally in-kind, may be passed on to Authorized Participants ("APs") in the form of transaction fees. As a result, the spreads between the bid and the offered prices of the Fund's shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.

International Closed Market Trading Risk: Because certain of the Fund's investments trade in markets that are closed when the Fund and Exchange are open, there are likely to be deviations between the current prices of such investments and the prices at which such investments are marked for purposes of the Fund's NAV. As a result, Shares may appear to trade at a significant discount or premium to NAV. In addition, shareholders may not be able to purchase or redeem their shares of the Fund, or purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

Flash Crash Risk: Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund's shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day or cause the Fund itself to halt trading.

Authorized Participants Concentration Risk: The Fund may have a limited number of financial institutions that may act as APs. To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV like closed-end fund shares and may face delisting from the Exchange.

Short Sale Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund's investment performance may also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the Fund's performance. When the Fund sells a security short, it must maintain a segregated amount of cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market instruments, certificates of deposit, high quality commercial paper, and long equity positions). The need to maintain cash or other liquid assets in segregated accounts could limit the Fund's ability to pursue other opportunities as they arise. Short positions may introduce additional risk to the Fund because a short position loses value as a security's price increases and there is no theoretical ceiling to the price of the shorted security. Therefore, securities sold short have unlimited risk.

Market Risk: The value of the Fund's investments, and the NAV of the Fund, will fluctuate over time. Investors could lose money due to this price fluctuation. Market risk may affect a single issuer, an entire industry, or the market as a whole. Securities markets may experience short-term or even extended periods of heightened volatility and turmoil. These events could have an adverse effect on the value of the Fund's investments, and investors could lose money due to this price fluctuation. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of the COVID-19 pandemic, or of other public health crises, epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. This uncertainty could lead to corporate events such as mergers, acquisitions, and restructurings breaking or forcing the Fund to allocate assets to other strategies. The COVID-19 pandemic, other public health crises, and local, regional, or global natural or environmental disasters, wars, acts of terrorism, or similar events could have a significant adverse impact on the Fund and its investments and could result in increased volatility of the Fund's NAV.

Sector Risk: The securities of companies in the same or related businesses ("sectors"), if comprising a significant portion of the Fund's portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments, and may adversely affect the value of the Fund's portfolio, to a greater extent than if such securities comprised a lesser portion of the Fund's portfolio or if the Fund's portfolio was diversified across a greater number of sectors. Some sectors have particular risks that may not affect other sectors.

Options Risk: Options transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. These risks include possible imperfect correlation between the price movements of the option and the underlying security; the potential lack of a liquid secondary market at any particular time; and possible price fluctuation limits. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.

Large Shareholder Transaction Risk: A significant percentage of the Fund's shares may be owned or controlled by certain large shareholders. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund's NAV and liquidity. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio. Similarly, large share purchases may adversely affect the Fund's performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Hedging Transaction Risk: The success of the Fund's hedging strategies will be subject to the Adviser's ability to assess correctly the degree of correlation between the performance of the instruments used in the hedging strategies and the performance of the investments in the Fund's portfolio being hedged. Hedging transactions involve the risk of imperfect correlation. Imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

High Portfolio Turnover Risk: The Fund normally expects to engage in active and frequent trading and expects to have a high portfolio turnover rate (over 100%). This may increase the Fund's brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

Concentration Risk: If a large percentage of mergers or other corporate events taking place within the U.S. are within one industry over a given period of time, the Fund may invest a large portion of its assets in securities of issuers in a single industry for that period of time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make interest or principal payments when due. The Fund may invest in convertible and non-convertible debt securities, including high yield debt securities, also known as "junk bonds." Investments in junk bonds are subject to greater credit risks than securities with credit ratings above investment grade and have a greater risk of default than investment grade debt securities. Junk bonds are less sensitive to interest rate changes than higher credit quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Counterparty Risk: The Fund may enter into various types of derivative contracts with a counterparty that may be privately negotiated in the over-the- counter market. These contracts involve exposure to credit risk, because contract performance depends, in part, on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the creditworthiness of the counterparty declines, the Fund may not receive payments owed under the contract, or such payments may be delayed and the value of agreements with the counterparty can be expected to decline, potentially resulting in losses to the Fund.

Swap Risk: The Fund may enter into total return swaps to gain investment exposure to the underlying security or securities in a more efficient or economically attractive manner than direct ownership. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Fund may also enter into credit default or credit default index swaps with qualified broker-dealer counterparties. In a credit default swap, one party typically makes an upfront payment and a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity on its obligation or other credit-related event. The Fund may use swaps for any investment purpose, including as part of a merger arbitrage or event-driven strategy involving pending corporate reorganizations. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is subject to extensive regulation under the Dodd-Frank Act and certain Securities and Exchange Commission and Commodity Futures Trading Commission rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund's ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund's performance may be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with the occurrence of adverse events affecting a particular issuer than a diversified fund.

Derivatives Risk: In general, a derivative instrument typically involves leverage and provides exposure to potential gain or loss from a change in the market price of the underlying asset (or a basket of assets or an index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or price of the underlying asset (or basket of assets or index), which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and may include forward contracts, options (both written and purchased), and swap contracts.

LIBOR Rate Risk: Many debt securities, derivatives, and other financial instruments, including some of the Fund's investments, utilize the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. Plans are underway to phase out the use of LIBOR by the end of 2021. Several working groups and regulatory authorities have suggested replacements for LIBOR, such as the Secured Overnight Financing Rate ("SOFR"). Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund's performance.

Temporary Investment/Cash Management Risk: The Fund may hold a significant portion of its assets in cash, money market funds, or short-term investments for temporary defensive purposes in response to adverse market, economic, political or other conditions, to preserve the Fund's ability to capitalize quickly on new market opportunities or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. These investments may include money market funds, money market instruments such as Treasury bills, securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper, and repurchase agreements for the above securities, and investment companies that invest primarily in such instruments. To the extent the Fund maintains cash or holds short-term investments, the Fund may not achieve its investment objective and may also be subject to additional risks, including market, interest rate, and credit risk.

Small and Medium Capitalization Securities Risk: Securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. These securities may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

Leverage Risk: If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a "when- issued" basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. Should the Fund employ leverage, the Fund's NAV may be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest. While financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants to make a market in fixed-income securities, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. To enhance investment value and/or protect shareholder rights, from time to time, the Fund may participate in various types of litigation, including but not limited to shareholder appraisal rights petitions and class action lawsuits. If the Fund exercises its appraisal rights, it may experience limited liquidity on its investment while the subject securities are being appraised. Illiquid and relatively less liquid investments may be harder to value, especially in turbulent markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss.

Interest Rate Risk: Prices of debt securities and preferred stocks tend to move inversely with changes in interest rates. When interest rates fall, the market value of the respective debt securities and preferred securities usually increases. Conversely, when interest rates rise, the market value of the respective debt securities and preferred securities usually declines. As such, a change in interest rates may affect prices of the Fund's debt securities and preferred securities and, accordingly, the Fund's share price.

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions may be higher in foreign countries than in the U.S. The U.S. dollar value of foreign securities traded in foreign currencies held by the Fund (and any dividends and interest earned) may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies may adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the U.S., may involve risks which are in addition to those inherent in U.S. investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

Active Management Risk: The Fund is an actively managed investment portfolio and is therefore subject to management risk. The Adviser will apply its investment and risk analysis in making investment decisions for the Fund, but there is no guarantee that these decisions will produce the intended results.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. The return of currency forward and futures contracts utilized for currency hedging may not perfectly offset the actual fluctuations of the foreign currencies relative to the U.S. dollar and may prevent the Fund from realizing gains from an increase in the value of the currency. In addition to currency risk, currency forward/futures contracts, like other derivatives, may be susceptible to credit risk and other risks.

New Fund Risk: The Fund recently launched. Until the Fund grows larger, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation, and/or a stop to trading.

Performance

The following information provides some indication of the risks and variability of investing in the Fund by showing how the performance of the predecessor mutual fund, the Water Island Long-Short Fund, has varied over time. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

The Fund acquired the assets and liabilities of the predecessor mutual fund on September 17, 2021. As a result of the transaction, the Fund adopted the accounting and performance history of the predecessor mutual fund. The information shown below is for the predecessor mutual fund. The Fund's net operating expense ratio is lower than the net operating expense ratio of the predecessor mutual fund. Returns in the bar chart and average annual total returns table for the predecessor fund have not been adjusted.

The bar chart depicts the performance of the Class I shares of the predecessor mutual fund for the periods indicated and shows how the predecessor mutual fund's average annual returns compare with those of the ICE BofA U.S. 3-Month Treasury Bill Index and the Standard & Poor's 500® Index. The performance table reflects the performance of the predecessor mutual fund's Class I shares before and after taxes. Performance for periods prior to May 12, 2019 does not reflect the current investment strategy. How the predecessor mutual fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance of the predecessor mutual fund reflects fee waivers in effect. If fee waivers were not in place, the performance depicted would be reduced. Updated performance information can be obtained by visiting www.altsharesetfs.com/evnt. High, double-digit returns were primarily achieved during favorable market conditions. Such returns are atypical and may not be repeatable.

Bar Chart

During the period shown in the bar chart, the best performance for the Class I shares of the predecessor mutual fund for a quarter was 23.87% (for the quarter ended December 31, 2020). The worst performance was (6.05%) (for the quarter ended September 30, 2015). The year-to-date return of the Class I shares, through June 30, 2021 is 2.10%.

While the Fund's shares would have substantially similar annual returns to the Class I shares of the predecessor mutual fund, their performance may differ from that shown because the Fund has lower expenses than such Class I shares.

Average Annual Total Returns for Periods Ended December 31, 2020
Average Annual Total Returns as of 12/31/2020

The table below shows the average annual total returns for Class I shares of the predecessor mutual fund, the Water Island Long-Short Fund, compared with those of the ICE BofA U.S. 3-Month Treasury Bill Index and the Standard & Poor's 500® Index. The table also presents the impact of taxes on the returns of the Fund's Class I shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at NAV and that the entire account is redeemed at the end of the period, including reinvested amounts). The Fund's return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Average Annual Returns - ALTSHARES EVENT-DRIVEN ETF		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
AltShares Event-Driven ETF		43.45%	10.10%	6.96%	Dec. 31, 2014
After Taxes on Distributions | AltShares Event-Driven ETF	[2]	38.32%	9.02%	6.02%
After Taxes on Distributions and Sale of Fund Shares | AltShares Event-Driven ETF	[2]	26.05%	7.55%	5.08%
ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)		0.67%	1.20%	1.01%	Dec. 31, 2014
Standard & Poor's 500® Index (reflects no deduction for fees, expenses, or taxes)		18.40%	15.22%	12.59%	Dec. 31, 2014
[1]	Inception: December 31, 2014.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at NAV and that the entire account is redeemed at the end of the period, including reinvested amounts). The Fund's return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.